UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

July 1, 2014 to July 31, 2014.

Commission File Number of issuing entity: 333-192577-02

Cabela’s Credit Card Master Note Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of issuing entity in respect of Series 2004-1 certificate: 333-192577-01

Cabela’s Master Credit Card Trust

(Exact name of issuing entity in respect of Series 2004-1 certificate as specified in its charter)

Commission File Number of depositor: 333-192577

WFB Funding, LLC

(Exact name of depositor as specified in its charter)

World’s Foremost Bank

(Exact name of sponsor as specified in its charter)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

New York

(State or Other Jurisdiction of Incorporation or organization of the issuing entity in respect of the Series 2004-1 certificate)

N/A

(I.R.S. Employer Identification No.)

c/o World’s Foremost Bank, as Administrator 4800 NW 1st Street Lincoln, Nebraska (Address of principal executive office of the issuing entity)	68521 (Zip Code)

402-323-4476

(Telephone number, including area code)

No change

(Former name, former address, if changed since last report)

	Registered reporting pursuant to (check one)			Name of Exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Series 2014-I, Class A	☐	☐	☒	__________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.     Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth in Exhibit 99.1 with respect to the Series 2014-I Notes.

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes  ☐    No  ☒

No assets securitized by the depositor and held by Cabela’s Credit Card Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from July 1, 2014 to July 31, 2014.

The depositor filed its most recent Form ABS-15G on February 12, 2014. The CIK number of the depositor is 0001540723.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings

U.S. Bank National Association, in its capacity as Indenture Trustee, has provided the following information for the purposes of complying with the requirements of Regulation AB:

On June 18, 2014, a civil complaint was filed in the Supreme Court of the State of New York, New York County, by a group of institutional investors against U.S. Bank National Association (“U.S. Bank”), in its capacity as trustee or successor trustee (as the case may be) under certain residential mortgage backed securities (“RMBS”) trusts. The plaintiffs are investment funds formed by nine investment advisors (AEGON, BlackRock, Brookfield, DZ Bank, Kore, PIMCO, Prudential, Sealink and TIAA) that purport to be bringing suit derivatively on behalf of 841 RMBS trusts that issued $771 billion in original principal amount of securities between 2004 and 2008. According to the plaintiffs, cumulative losses for these RMBS trusts equal $92.4 billion as of the date of the complaint. The complaint is one of six similar complaints filed against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and Wells Fargo) by certain of these plaintiffs. The complaint against U.S. Bank alleges the trustee caused losses to investors as a result of alleged failures by the sponsors, mortgage loan sellers and servicers for these RMBS trusts and asserts causes of action based upon the trustee’s purported failure to enforce repurchase obligations of mortgage loan sellers for alleged breaches of representations and warranties concerning loan quality. The complaint also asserts that the trustee failed to notify securityholders of purported events of default allegedly caused by breaches by mortgage loan servicers and that the trustee purportedly failed to abide by appropriate standards of care following events of default. Relief sought includes money damages in an unspecified amount and equitable relief. Other cases alleging similar causes of action have previously been filed against U.S. Bank and other trustees by RMBS investors in other transactions.

There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, U.S. Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of losses to investors and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2014-I Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: August 15, 2014

WFB Funding, LLC, as Depositor

By:	WFB Funding Corporation, its Managing Member

By	/s/ Sean B. Baker
Sean B. Baker,
President and Chief Executive Officer

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Report to Series 2014-I Noteholders